Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	13,872,000	20,000,000	20,000,000
Common Stock, Shares, Outstanding	13,872,000	20,000,000	20,000,000